Wilshire Private Assets Fund

Schedule of Investments

June 30, 2026 (Unaudited)

Master Fund — 100.1%

Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	11,381,638	$165,830,468
			165,830,468
Total Master Fund (Cost — $143,561,232)			165,830,468
Short Term Investment — 0.0%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional
3.540%**	North America	164	164
Total Short Term Investment (Cost — $164)			164
Total Investments — 100.1% (Cost — $143,561,396)			$165,830,632
Other Assets and Liabilities, Net — (0.1)%			(151,854)
Net Assets — 100.0%			$165,678,778

**	The rate reported is the 7-day effective yield as of June 30, 2026.

DWP-QH-001-1100

Wilshire Private Assets Master Fund

Schedule of Investments

June 30, 2026 (Unaudited)

Primary Private Fund Investments — 31.9%(A)(B)
North America — 31.9%
Description	Initial Acquisition Date	Industry	Commitment		Unfunded Portion of Commitment		Shares	Cost	Fair Value
Brevet Direct Lending (C)(D)	6/9/2023	Private Lending	$2,000,000		$—		2,000	$2,000,000	$2,759,902
Buhuovc L.P.	3/8/2021	Venture Capital	6,500,000		172,011		(E)	5,748,476	9,890,954
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	Distressed Debt	4,000,000		1,294,592		(E)	2,483,977	1,916,261
Linden Structured Capital Fund L.P.	12/18/2020	Buyout	6,500,000		286,663		(E)	6,051,012	9,283,608
Menlo Inflection IV, L.P.	3/31/2026	AI Technology	6,800,000		2,040,000		(E)	4,783,282	5,996,466
MidOcean Absolute Return Credit Fund LP	11/1/2024	Corporate Credit	6,613,000		—		(E)	6,620,500	6,843,313
Overbay Capital Partners 2025 Fund	8/29/2025	Diversified Financials	10,600,000		7,100,000		(E)	3,500,000	4,433,965
Raven Evergreen Credit Offshore Fund II LP	3/30/2026	Diversified Financials	4,900,000		2,435,314		(E)	2,494,706	2,445,727
Sazze Upstage SPV II, LP	3/31/2026	Venture Capital	2,810,000		—		(E)	2,824,015	2,809,999
Valor CI Block Feeder LP	3/26/2026	Artificial Intelligence	6,800,000		510,000		(E)	6,086,301	6,065,334
Vector Capital VI, L.P.	3/19/2025	Buyout	875,000		441,513		(E)	474,770	438,454
Total Primary Private Fund Investments (Cost — $43,067,039)								43,067,039	52,883,983
Secondary Private Fund Investments — 22.1%(A)(B)
Europe — 1.2%
Description	Initial Acquisition Date	Industry	Commitment		Unfunded Portion of Commitment		Shares	Cost	Fair Value
Graphite Capital Partners VII A	7/19/2021	Buyout	1,044,282	(F)	11,036	(F)	(E)	111,498	164,799
Graphite Capital Partners VII C	7/19/2021	Buyout	189,872	(F)	2,023	(F)	(E)	36,671	37,256
Graphite Capital Partners VIII B L.P.	7/19/2021	Buyout	487,374	(F)	50,449	(F)	(E)	273,096	241,460
Graphite Capital Partners VIII D L.P.	7/19/2021	Buyout	2,781,939	(F)	288,700	(F)	(E)	1,453,532	1,446,867
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Buyout	1,475,077	(F)	74,532	(F)	(E)	214,199	166,347
								2,088,996	2,056,729

Wilshire Private Assets Master Fund

Schedule of Investments

June 30, 2026 (Unaudited)

North America — 20.9%
Description	Initial Acquisition Date	Industry	Commitment	Unfunded Portion of Commitment	Shares	Cost	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	Infrastructure	$6,000,000	$1,863,982	(E)	$4,132,713	$3,733,576
Hark Cayman Feeder III, LP	12/31/2025	Diversified Financials	2,621,053	1,785,788	(E)	899,368	1,135,428
KLC Fund I-A LP	10/1/2025	Consumer and Business Services	2,914,875	347,993	(E)	3,256,607	3,960,320
Star Mountain Strategic Credit Income Fund IV (Offshore), L.P.	10/16/2024	Generalist	7,400,000	444,000	(E)	6,183,916	7,253,925
Valor M33 IV L.P.	11/22/2024	Aerospace	381,000	—	(E)	1,535,215	12,579,055
Vector Capital V, L.P.	2/21/2025	Buyout	2,931,401	161,235	(E)	2,587,605	2,310,475
Vista Equity Partners Hubble, L.P.	2/27/2025	Buyout	2,330,000	140,493	(E)	2,198,224	3,652,775
						20,793,648	34,625,554
Total Secondary Private Fund Investments (Cost — $22,882,644)						22,882,644	36,682,283
Co-Investments — 19.3%
North America — 19.3%
Description	Initial Acquisition Date	Industry	Commitment	Unfunded Portion of Commitment	Shares	Cost	Fair Value
Ascend SMG Co-invest 3, L.P.	8/5/2025	Healthcare	2,400,000	—	(E)	2,654,057	3,753,781
Bigtincan Holdings (Cayman), L.P.	4/23/2025	Technology	1,890,000	—	(E)	1,890,000	1,889,240
Ethos Insurance Co-Investment I GP LLC	7/8/2025	Insurance	2,400,000	—	(E)	2,402,867	2,818,527
Grant Avenue Capital Brave Co-Invest Fund A, LP	12/17/2025	Healthcare	3,571,107	—	(E)	3,615,801	3,556,495
IPValue Investment Aggregator LP	5/20/2026	Internet Technology	5,900,000	—	(E)	5,900,000	5,900,000
Kimmeridge SoTex Feeder Fund III, LP	4/24/2026	Energy	6,150,000	—	(E)	6,148,892	6,148,892
MC Valor Summit 2.0 LP	11/21/2025	Infrastructure	1,750,000	157,500	(E)	1,592,500	1,922,667
Overbay Capital Partners 2024 Fund	7/31/2025	Diversified Financials	4,150,000	705,500	(E)	3,469,500	5,111,566
RCP MB Investments B, L.P.	12/26/2021	Buyout	1,000,000	—	(E)	1,005,683	936,699
						28,679,300	32,037,867
Total Co-Investments (Cost — $28,679,300)						28,679,300	32,037,867

Wilshire Private Assets Master Fund

Schedule of Investments

June 30, 2026 (Unaudited)

Loan Participations — 9.1%
Description	Geographic Region	Face Amount	Fair Value

Crusoe Energy Systems LLC, Lien 2
16.250%, 11/30/2027 (G)	North America	$1,732,580	$1,770,960
Crusoe Energy Systems LLC, Lien 3
14.250%, 11/30/2027 (G)	North America	1,427,340	1,458,958
DAZN Limited
6.250%, 05/13/2029 (G)	North America	5,900,000	5,900,000
Nexus Apex Holdings LLC Loan
11.169%, 03/02/2029 (G)	North America	6,045,500	5,985,498

Total Loan Participations (Cost — $15,109,697)			15,115,416

Short Term Investment — 17.6%
Description	Geographic Region	Shares	Fair Value
BlackRock Liquidity Funds Treasury Trust Fund, Class Institutional
3.540%**	North America	29,135,596	29,135,596
Total Short Term Investment (Cost — $29,135,596)			29,135,596
Total Investments — 100.0% (Cost — $138,874,276)			$165,855,145
Other Assets and Liabilities, Net — 0.0%			(29,137)
Net Assets — 100.0%			$165,826,008

**	The rate reported is the 7-day effective yield as of June 30, 2026.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted.
(B)

Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of June 30, 2026, was $89,566,266 or 54.0% of net assets.

(C)	Initial lock-up period: six months to five years.
(D)	Investment offers quarterly redemption.
(E)	Investment does not issue shares.
(F)	Amount reflected in GBP currency.
(G)	Security value was determined by using significant unobservable inputs.

L.P. — Limited Partnership

DWP-QH-001-1100